LOANS, Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 26,148	$ 24,888	$ 22,587
Additions (deductions) [Abstract]
Provision for loan losses		12,463	824	1,503
Recoveries credited to allowance		3,069	3,961	4,622
Loans charged against the allowance		(6,251)	(3,525)	(3,824)
Balance at end of period		35,429	26,148	24,888
Allowance for loan losses [Abstract]
Individually evaluated for impairment		5,581	6,155
Collectively evaluated for impairment		29,848	19,993
Total ending allowance for loan losses balance		35,429	26,148
Loans [Abstract]
Individually evaluated for impairment		50,672	55,892
Collectively evaluated for impairment		2,690,880	2,675,193
Total loans recorded investment		2,742,577	2,733,370
Accrued interest included in recorded investment		8,899	8,347
Total Loans		2,733,678	2,725,023
Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		1,025	2,285
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		7,922	7,090	5,595
Additions (deductions) [Abstract]
Provision for loan losses		1,751	(651)	(946)
Recoveries credited to allowance		1,804	2,165	2,889
Loans charged against the allowance		(4,076)	(682)	(448)
Balance at end of period		7,401	7,922	7,090
Allowance for loan losses [Abstract]
Individually evaluated for impairment		1,266	1,031
Collectively evaluated for impairment		6,135	6,891
Total ending allowance for loan losses balance		7,401	7,922
Loans [Abstract]
Individually evaluated for impairment		9,431	9,393
Collectively evaluated for impairment		1,236,052	1,158,906
Total loans recorded investment		1,245,951	1,169,693
Accrued interest included in recorded investment		3,536	2,998
Total Loans		1,242,415	1,166,695
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		468	1,394
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		8,216	7,978	8,733
Additions (deductions) [Abstract]
Provision for loan losses		(915)	526	457
Recoveries credited to allowance		513	933	734
Loans charged against the allowance		(816)	(1,221)	(1,946)
Balance at end of period		6,998	8,216	7,978
Allowance for loan losses [Abstract]
Individually evaluated for impairment		4,124	4,863
Collectively evaluated for impairment		2,874	3,353
Total ending allowance for loan losses balance		6,998	8,216
Loans [Abstract]
Individually evaluated for impairment		39,245	43,574
Collectively evaluated for impairment		980,449	1,058,917
Total loans recorded investment		1,020,104	1,103,066
Accrued interest included in recorded investment	[1]	4,178	4,155
Total Loans		1,015,926	1,098,911
Mortgage [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		410	575
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		1,283	895	864
Additions (deductions) [Abstract]
Provision for loan losses		436	1,147	462
Recoveries credited to allowance		752	863	999
Loans charged against the allowance		(1,359)	(1,622)	(1,430)
Balance at end of period		1,112	1,283	895
Allowance for loan losses [Abstract]
Individually evaluated for impairment		191	261
Collectively evaluated for impairment		921	1,022
Total ending allowance for loan losses balance		1,112	1,283
Loans [Abstract]
Individually evaluated for impairment		1,996	2,925
Collectively evaluated for impairment		474,379	457,370
Total loans recorded investment		476,522	460,611
Accrued interest included in recorded investment	[1]	1,185	1,194
Total Loans		475,337	459,417
Installment [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		0	0
Loans [Abstract]
Loans acquired with deteriorated credit quality		147	316
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		8,727	8,925	7,395
Additions (deductions) [Abstract]
Provision for loan losses		11,191	(198)	1,530
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Balance at end of period		19,918	8,727	$ 8,925
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		19,918	8,727
Total ending allowance for loan losses balance		19,918	8,727
Subjective Allocation [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses [Abstract]
Loans acquired with deteriorated credit quality		$ 0	$ 0

[1]	Credit scores have been updated within the last twelve months.